UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual

Report

2004

JUNE 30, 2004

♦	TOTAL RETURN FUND

MORNING EDITION.—NEW YORK,
SAGAX.Q
11.93 +.16
SINAX.Q
21.99 +.41
13.02
J. K. RICE, JR. & CO.

R. JAY GERKEN, CFA

Chairman, President and

Chief Executive Officer

DEAR SHAREHOLDER,

Both the stock and bond markets switched gears during the first half of this year, due largely to shifting tides of investor sentiment.

After a torrid second half of 2003, the equity markets took a breather this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates and inflation, and the presidential election. The good news — solid corporate earnings, the improving economy and renewed job growth, and the still low level of interest rates — was largely ignored. As a result, stock market returns for the first six months of 2004 were generally modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half was largely in line with that of the broad U.S. market.

Although the bond market got off to a formidable start, its performance was also hampered by heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank (“Fed”) would begin to raise key short-term rates after a long accommodative stance on monetary policy. Higher interest rates can act as a brake on robust economic growth, helping maintain a balance between steady growth and the inflation that generally accompanies that growth. Given that the economy appeared to be humming along at a healthy pace, as was widely expected, the Fed edged up its federal funds ratei target from a four-decade low to 1.25% at the end of June.

Over the six-month period, following a significant pullback this past spring, bond prices finished on a flat note. However, high-yield bonds, mortgage-backed securities, and U.S. Agencies in general held up better than those of U.S. Treasury bonds on a total return basis. Investment-grade corporate bonds slightly lagged Treasuries.ii

Although investor sentiment was shaky this past spring, by the end of the period the U.S. Consumer Confidence Index rose to levels not seen since June of 2002. The domestic unemployment rate held steady, job growth slowed following a strong increase in March through the early spring, and inflation picked up during the period.

Special Shareholder Notice

Effective August 1, 2004, the management agreement between Salomon Brothers Variable Series Funds Inc and Salomon Brothers Asset Management Inc with respect to the fund, has been amended to reduce the management fee from 0.80% to 0.75% of the Fund’s average daily net assets. Please refer to page 18 for further information.

In addition, effective August 1, 2004, the administration agreement between Salomon Brothers Variable Series Funds Inc and Smith Barney Fund Management LLC, with respect to the fund, has been amended to reflect the elimination of the administration fee. Please refer to page 18 for further information.

PERFORMANCE UPDATE1

For the six months ended June 30, 2004, Class I shares of the Salomon Brothers Variable Series — Total Return Fund, excluding sales charges, returned 2.90%. In comparison, the fund’s unmanaged benchmarks, the S&P 500 Index,iii representing large-cap equities, the Citigroup Broad Investment Grade Bond (“BIG”) Indexiv, representing fixed-income securities, and the 50% S&P 500 Index/50% Citigroup BIG Indexv (on a blended basis), returned 3.44%, 0.18%, and 1.81%, respectively, for the same period. The fund’s Lipper flexible portfolio variable funds category average returned 2.05% for the same period.2

FUND PERFORMANCE AS OF JUNE 30, 2004

6 Months

Salomon Brothers Variable Total Return Fund — Class I Shares	2.90%

50% S&P 500 Index/ 50% Citigroup BIG Index	1.81%

S&P 500 Index	3.44%

Citigroup BIG Index	0.18%

Lipper Flexible Portfolio Variable Funds Category Average	2.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned 2.75% over the six months ended June 30, 2004.

The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against

[1]	The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 84 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any.

certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the fund’s share price. The fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on fund performance. Derivatives can disproportionately increase losses as stated in the prospectus. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	Based upon Citigroup total rate of return indices that reflects the performance for each respective category of fixed-income securities over the six months ended June 30, 2004. The indices used as sources include the Lehman Brothers U.S. Treasury, U.S. Mortgage-Backed Securities Fixed Rate, Corporate (Investment-Grade) and U.S. Agency indices and the Citigroup high-yield market, Treasury, Mortgage and Agency indices.
iii	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
iv	The Citigroup Broad Investment Grade Bond (BIG) Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
[v]	This blended index consists 50% of the S&P 500 Index and 50% of the Citigroup BIG Index.

Schedule of Investments

June 30, 2004 (unaudited)

Shares	Security	Value
COMMON STOCK — 53.8%
CONSUMER DISCRETIONARY — 6.1%
Automobiles — 0.1%
3,174	DaimlerChrysler AG	$149,400

Hotels, Restaurants and Leisure — 0.6%
24,400	McDonald’s Corp.	634,400

Leisure Equipment and Products — 0.2%
6,600	Eastman Kodak Co.	178,068

Media — 2.1%
19,395	Comcast Corp., Class A Shares (a)	543,642
27,989	The DIRECTV Group, Inc. (a)†	478,612
21,875	Liberty Media Corp., Class A Shares (a)	196,656
1,093	Liberty Media International, Inc., Class A Shares (a)	40,550
53,000	Time Warner Inc. (a)	931,740

		2,191,200

Multiline Retail — 1.9%
13,400	Costco Wholesale Corp.	550,338
19,200	Federated Department Stores, Inc.	942,720
8,700	Wal-Mart Stores, Inc.	459,012

		1,952,070

Specialty Retail — 1.2%
33,800	The Home Depot, Inc.	1,189,760

	TOTAL CONSUMER DISCRETIONARY	6,294,898

CONSUMER STAPLES — 8.8%
Beverages — 2.5%
13,500	Anheuser-Busch Cos., Inc.	729,000
19,200	The Coca-Cola Co.	969,216
16,900	PepsiCo, Inc.	910,572

		2,608,788

Food and Drug Retailing — 2.6%
46,500	The Kroger Co. (a)	846,300
71,900	Safeway Inc. (a)	1,821,946

		2,668,246

Food Products — 0.7%
9,800	H.J. Heinz Co.	384,160
13,900	Sara Lee Corp.	319,561

		703,721

Household Products — 1.8%
5,800	Colgate-Palmolive Co.	339,010
6,000	Kimberly-Clark Corp.	395,280
20,600	The Procter & Gamble Co.	1,121,464

		1,855,754

Personal Products — 1.2%
29,000	The Gillette Co.	1,229,600

	TOTAL CONSUMER STAPLES	9,066,109

ENERGY — 3.2%
Energy Equipment and Services — 2.0%
26,600	Diamond Offshore Drilling, Inc. †	633,878
7,100	Schlumberger Ltd.	450,921

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Shares	Security	Value
Energy Equipment and Services — 2.0% (continued)
34,700	Transocean Inc. (a)	$1,004,218

		2,089,017

Oil and Gas — 1.2%
3,800	Amerada Hess Corp.	300,922
4,800	BP PLC, Sponsored ADR	257,136
8,800	Exxon Mobil Corp.	390,808
4,200	Royal Dutch Petroleum Co., NY Shares	217,014

		1,165,880

	TOTAL ENERGY	3,254,897

FINANCIALS — 15.8%
Banks — 5.3%
20,072	Bank of America Corp.	1,698,493
63,700	The Bank of New York Co., Inc.	1,877,876
5,600	Mercantile Bankshares Corp.	262,192
5,400	SunTrust Banks, Inc.	350,946
29,000	Wachovia Corp.	1,290,500

		5,480,007

Diversified Financials — 5.0%
20,700	American Express Co.	1,063,566
78,500	J.P. Morgan Chase & Co.	3,043,445
19,400	Merrill Lynch & Co., Inc.	1,047,212

		5,154,223

Insurance — 5.5%
21,200	The Allstate Corp.	986,860
33,000	American International Group, Inc.	2,352,240
575	Berkshire Hathaway, Inc., Class B Shares (a)	1,699,125
5,600	The Chubb Corp.	381,808
12,300	Horace Mann Educators Corp.	215,004

		5,635,037

	TOTAL FINANCIALS	16,269,267

HEALTHCARE — 5.7%
Healthcare Providers and Services — 0.3%
4,300	CIGNA Corp.	295,883

Pharmaceuticals — 5.4%
31,400	Abbott Laboratories	1,279,864
6,800	Bristol-Myers Squibb Co.	166,600
22,900	Johnson & Johnson	1,275,530
11,600	Merck & Co. Inc.	551,000
57,058	Pfizer Inc.	1,955,948
8,500	Wyeth	307,360

		5,536,302

	TOTAL HEALTHCARE	5,832,185

INDUSTRIALS — 2.1%
Air Freight and Couriers — 0.1%
1,600	United Parcel Service, Inc., Class B Shares	120,272

Industrial Conglomerates — 1.5%
48,300	General Electric Co.	1,564,920

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Shares	Security	Value
Road and Rail — 0.5%
10,500	Canadian National Railway Co.	$457,695

	TOTAL INDUSTRIALS	2,142,887

INFORMATION TECHNOLOGY — 8.1%
Communications Equipment — 1.9%
260,200	Lucent Technologies Inc. (a)†	983,556
54,800	Motorola, Inc.	1,000,100

		1,983,656

Computers and Peripherals — 3.5%
34,919	Hewlett-Packard Co.	736,791
22,900	International Business Machines Corp.	2,018,635
179,800	Sun Microsystems, Inc. (a)	780,332

		3,535,758

Semiconductor Equipment and Products — 1.3%
5,200	Intel Corp.	143,520
49,600	Texas Instruments Inc.	1,199,328

		1,342,848

Software — 1.4%
50,200	Microsoft Corp.	1,433,712

	TOTAL INFORMATION TECHNOLOGY	8,295,974

MATERIALS — 1.1%
Chemicals — 0.1%
2,283	Monsanto Co.	87,896

Metals and Mining — 1.0%
32,600	Alcoa Inc.	1,076,778

	TOTAL MATERIALS	1,164,674

TELECOMMUNICATION SERVICES — 2.7%
Diversified Telecommunication Services — 1.8%
11,840	AT&T Corp.	173,219
14,700	SBC Communications Inc.	356,475
36,252	Verizon Communications Inc.	1,311,960

		1,841,654

Wireless Telecommunication Services — 0.9%
61,208	AT&T Wireless Services Inc. (a)	876,499

	TOTAL TELECOMMUNICATION SERVICES	2,718,153

UTILITIES — 0.2%
Electric Utilities — 0.2%
6,600	American Electric Power Co., Inc.	211,200

	TOTAL COMMON STOCK (Cost — $53,173,364)	55,250,244

PREFERRED STOCK — 2.2%
CONSUMER DISCRETIONARY — 2.2%
Media — 2.2%
68,130	The News Corp. Ltd., Sponsored ADR (Cost — $1,692,947)	2,240,114

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS — 20.0%
	U.S. Treasury Notes:
$ 4,000,000	5.875% due 11/15/04 (b)†	$4,064,376
200,000	3.250% due 1/15/09†	196,219
625,000	6.500% due 2/15/10 (b)†	704,444
1,100,000	4.875% due 2/15/12 (b)†	1,136,439
1,905,000	U.S. Treasury Bonds, 5.375% due 2/15/31 (b)†	1,921,894
	Federal Home Loan Mortgage Corporation (FHLMC):
900,000	5.000%, 15 years (c)(d)	900,562
900,000	5.500%, 15 years (c)(d)	919,687
500,000	5.000%, 30 years (c)(d)	482,656
550,000	5.500%, 30 years (c)(d)	547,594
1,000,000	6.000%, 30 years (c)(d)	1,021,250
	Federal National Mortgage Association (FNMA):
800,000	5.500% due 2/15/06 (b)†	834,961
450,000	6.250% due 2/1/11 (b)	483,792
12,300	7.000% due 7/1/15	13,072
321,096	6.500% due 6/1/28	335,323
68,343	6.500% due 7/1/28	71,371
23,477	7.000% due 2/1/29	24,890
59,290	8.000% due 1/1/31	64,485
15,562	7.500% due 3/1/31	16,688
600,000	4.500%, 15 years (c)(d)	586,313
675,000	5.000%, 30 years (c)(d)	652,008
2,650,000	5.500%, 30 years (c)(d)	2,637,577
500,000	6.000%, 30 years (c)(d)	510,469
1,547,000	6.500%, 30 years (c)(d)	1,610,814
760,000	7.000%, 30 years (c)(d)	801,563

	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost — $20,322,220)	20,538,447

CORPORATE BONDS AND NOTES — 9.5%
BASIC MATERIALS — 0.6%
Chemicals — 0.2%
175,000	Potash Corp. of Saskatchewan Inc., Notes, 4.875% due 3/1/13	167,979

Forest Products and Paper — 0.1%
175,000	Domtar, Inc., Notes, 5.375% due 12/1/13	166,708

Mining — 0.3%
150,000	Noranda, Inc., Sr. Notes, 7.250% due 7/15/12	150,972
175,000	WMC Finance USA, 5.125% due 5/15/13	168,393

		319,365

	TOTAL BASIC MATERIALS	654,052

COMMUNICATIONS — 0.9%
Media — 0.4%
150,000	Comcast Cable Communication Holdings, 8.375% due 3/15/13	176,372
150,000	Cox Communications, Inc., Notes, 7.750% due 11/1/10	170,251
125,000	Time Warner Inc., 7.625% due 4/15/31	135,671

		482,294

Telecommunications — 0.5%
125,000	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	152,839
150,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12	172,649

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Telecommunications — 0.5% (continued)
$ 175,000	Telecom Italia Capital SA, 5.250% due 11/15/13 (e)	$169,681

		495,169

	TOTAL COMMUNICATIONS	977,463

CONSUMER CYCLICAL — 1.0%
Auto Manufacturers — 0.1%
125,000	Ford Motor Co., Notes, 7.450% due 7/16/31	119,488

Auto Parts and Equipments — 0.2%
250,000	Johnson Controls Inc., Notes, 5.000% due 11/15/06	259,726

Home Builders — 0.2%
200,000	M.D.C Holdings, Inc., 5.500% due 5/15/13	194,190

Leisure Time — 0.2%
175,000	Carnival Corp., 3.750% due 11/15/07	173,156

Retail — 0.3%
275,000	Wal-Mart Stores, Inc., Sr. Notes, 6.875% due 8/10/09 (b)	306,975

	TOTAL CONSUMER CYCLICAL	1,053,535

CONSUMER NON-CYCLICAL — 1.3%
Agriculture — 0.2%
175,000	Universal Corp., Notes, 5.200% due 10/15/13	169,779

Food — 0.3%
175,000	Kellogg Co., Notes, Series B, 6.600% due 4/1/11	192,215
125,000	Safeway Inc., Debentures, Series B, 7.250% due 2/1/31	132,102

		324,317

Healthcare Services — 0.6%
145,000	HCA Inc., Notes, 7.125% due 6/1/06	153,238
250,000	UnitedHealth Group Inc., Notes, 4.750% due 2/10/14	239,660
175,000	WellPoint Health Network Inc., Notes, 6.375% due 6/15/06 (b)	185,623

		578,521

Pharmaceuticals — 0.2%
225,000	Wyeth, Notes, 5.500% due 3/15/13	217,519

	TOTAL CONSUMER NON-CYCLICAL	1,290,136

ENERGY — 1.0%
Oil and Gas — 1.0%
150,000	Devon Financing Corp. ULC, 6.875% due 9/30/11†	163,533
175,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14	176,350
225,000	Tosco Corp., Notes, 8.125% due 2/15/30	278,349
175,000	Valero Energy Corp., Notes, 7.500% due 4/15/32	195,269
175,000	XTO Energy, Inc., Notes, 4.900% due 2/1/14	165,083

	TOTAL ENERGY	978,584

FINANCIAL — 4.1%
Banks — 0.5%
250,000	Bank One Corp., Notes, 6.875% due 8/1/06	267,585
200,000	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (e)	237,153

		504,738

Diversified Financial Services — 2.8%
175,000	Capital One Bank, Notes, 5.750% due 9/15/10	180,078
225,000	CIT Group Inc., Sr. Notes, 7.750% due 4/2/12	256,982

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Diversified Financial Services — 2.8% (continued)
$ 275,000	Countrywide Home Loans, Inc., 4.000% due 3/22/11	$256,863
250,000	Credit Suisse First Boston USA Inc., Notes, 4.625% due 1/15/08	254,863
140,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	152,510
250,000	General Electric Capital Corp., Notes, 1.610% due 6/22/07	249,983
135,000	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	138,610
200,000	Household Finance Corp., Notes, 8.000% due 7/15/10	232,362
250,000	International Lease Finance Corp., Notes, 4.375% due 11/1/09	245,972
250,000	Lehman Brothers Holdings, Sub. Notes, 7.000% due 2/1/08	274,188
275,000	Morgan Stanley, Notes, 4.750% due 4/1/14	254,203
250,000	SLM Corp., Notes, 1.290% due 1/25/07	250,205
150,000	Textron Financial Corp., Notes, 2.750% due 6/1/06	148,790

		2,895,609

Insurance — 0.2%
175,000	Unitrin Inc., Sr. Notes, 4.875% due 11/1/10	173,937

Real Estate Investment Trust — 0.3%
100,000	Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13	105,051
175,000	EOP Operating Partnership LP, Sr. Notes, 6.750% due 2/15/08	189,917

		294,968

Savings and Loans — 0.3%
175,000	Astoria Financial Corp., Notes, 5.750% due 10/15/12	175,148
150,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13	142,871

		318,019

	TOTAL FINANCIAL	4,187,271

INDUSTRIAL — 0.3%
Aerospace/Defense — 0.2%
150,000	Goodrich Corp., Notes, 7.500% due 4/15/08†	166,014

Building Material — 0.1%
150,000	Masco Corp., Bonds, 6.500% due 8/15/32	153,217

	TOTAL INDUSTRIAL	319,231

UTILITIES — 0.3%
Electric — 0.2%
150,000	Dominion Resources, Inc., Sr. Notes, 6.250% due 6/30/12	157,465

Water — 0.1%
150,000	United Utilities PLC, Bonds, 4.550% due 6/19/18	128,425

	TOTAL UTILITIES	285,890

	TOTAL CORPORATE BONDS AND NOTES (Cost — $9,874,811)	9,746,162

SOVEREIGN BONDS — 0.2%
250,000	Province of Ontario, Notes, 3.282% due 3/28/08 (Cost — $250,227)	244,135

ASSET-BACKED SECURITIES — 1.7%
150,000	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	149,826
625,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 6/15/09 (b)	651,954
500,000	Household Automotive Trust, Series 2003-1, Class A3, 1.730% due 12/17/07 (b)	497,488
250,000	Prime Credit Card Master Trust, Series 2000-1, Class A, 6.700% due 10/15/09	263,299

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
ASSET-BACKED SECURITIES — 1.7% (continued)
$ 119,912	Residential Asset Securities Corp., Series 1999-KS2, Class AI7, 7.390% due 6/25/28	$121,943
25,690	Soundview Home Equity Loan Trust, Series 2000-1, Class AIF, 8.640% due 5/25/30	26,841

	TOTAL ASSET-BACKED SECURITIES (Cost — $1,711,860)	1,711,351

	SUB-TOTAL INVESTMENTS (Cost — $87,025,429)	89,730,453

REPURCHASE AGREEMENTS — 12.6%
11,187,000	Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $11,187,466; (Fully collateralized by Federal National Mortgage Association Notes and Bonds, 0.000% to 7.250% due 9/15/04 to 11/15/30; Market value — $11,410,740)	11,187,000
1,805,000	State Street Bank and Trust Co. dated 6/30/04, 1.150% due 7/1/04; Proceeds at maturity — $1,805,058; (Fully collateralized by Federal Home Loan Mortgage Corp. Notes, 2.875% due 12/29/06; Market value — $1,841,688)	1,805,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $12,992,000)	12,992,000

	TOTAL INVESTMENTS — 100.0% (Cost — $100,017,429*)	$102,722,453

LOANED SECURITIES COLLATERAL
$11,108,641	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $11,108,641)	$11,108,641

(a)	Non-income producing security.
(b)	Securities with an aggregate market value of $10,787,946 are segregated for to-be-announced securities.
(c)	All or a portion of this security is acquired under mortgage dollar roll agreement (See Note 6).
(d)	Security is traded on a to-be-announced basis (See Note 5).
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
†	All or a portion of this security is on loan (See Note 7).
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR  —  American Depositary Receipt

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

ASSETS:
Investments, at value (Cost — $87,025,429)	$89,730,453
Repurchase agreements, at value (Cost — $12,992,000)	12,992,000
Loaned securities collateral, at value (Cost — $11,108,641) (Note 7)	11,108,641
Cash	797
Dividends and interest receivable	372,877

Total Assets	114,204,768

LIABILITIES:
Payable for loaned securities collateral (Note 7)	11,108,641
Payable for securities purchased	10,584,652
Management fee payable	60,087
Deferred dollar roll income	17,659
Administration fee payable	3,756
Distribution plan fees payable	269
Accrued expenses	46,624

Total Liabilities	21,821,688

Total Net Assets	$92,383,080

NET ASSETS:
Par value of capital shares	$8,366
Capital paid in excess of par value	87,984,914
Undistributed net investment income	693,282
Accumulated net realized gain from investment transactions	991,491
Net unrealized appreciation of investments and foreign currencies	2,705,027

Total Net Assets	$92,383,080

Shares Outstanding:
Class I	7,961,223

Class II	404,692

Net Asset Value:
Class I (and redemption price)	$11.04

Class II (and redemption price)	$11.15

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2004
 (unaudited)

INVESTMENT INCOME:
Interest (Notes 6 and 7)	$684,628
Dividends	478,611
Less: Foreign withholding tax	(7,185)

Total Investment Income	1,156,054

EXPENSES:
Management fee (Note 2)	370,961
Administration fee (Note 2)	23,185
Shareholder communications (Note 9)	21,999
Audit and legal	18,283
Custody	14,321
Directors’ fees	5,890
Distribution plan fees (Note 9)	4,118
Registration fees	249
Transfer agency services (Note 9)	113
Other	3,586

Total Expenses	462,705

Net Investment Income	693,349

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES (NOTE 3):
Realized Gain From Investment Transactions (excluding short-term investments):
Proceeds from sales	16,207,450
Cost of securities sold	15,214,166

Net Realized Gain	993,284

Change in Net Unrealized Appreciation From:
Investments	948,930
Foreign currencies	3

Increase in Net Unrealized Appreciation	948,933

Net Gain on Investments and Foreign Currencies	1,942,217

Increase in Net Assets From Operations	$2,635,566

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

	2004	2003
OPERATIONS:
Net investment income	$693,349	$1,356,343
Net realized gain	993,284	1,755,048
Increase in net unrealized appreciation	948,933	9,591,774

Increase in Net Assets From Operations	2,635,566	12,703,165

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 10):
Net investment income	(20,679)	(1,378,328)
Net realized gains	(157,769)	(1,069,143)

Decrease in Net Assets From Distributions to Shareholders	(178,448)	(2,447,471)

FUND SHARE TRANSACTIONS (NOTE 11):
Net proceeds from sale of shares	9,462,486	12,460,871
Net asset value of shares issued for reinvestment of dividends	178,448	2,447,471
Cost of shares reacquired	(11,787,349)	(15,067,823)

Decrease in Net Assets From Fund Share Transactions	(2,146,415)	(159,481)

Increase in Net Assets	310,703	10,096,213
NET ASSETS:
Beginning of period	92,072,377	81,976,164

End of period*	$92,383,080	$92,072,377

* Includes undistributed net investment income of:	$693,282	$20,612

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.  Organization and Significant Accounting Policies

Salomon Brothers Variable Total Return Fund (“Fund”) is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”); its primary investment objective is to obtain above-average income (as compared to a fund entirely invested in equity securities). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable All Cap Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable Small Cap Growth Fund and Salomon Brothers Variable Large Cap Growth Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and each of the investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; debt securities are valued using either prices or estimates of market values provided by market markers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.  Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.80% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Notes to Financial Statements

(unaudited) (continued)

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup acts as administrator to the Fund. As compensation for its services, the Fund pays SBFM a fee calculated at an annual rate of 0.05% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

For the six months ended June 30, 2004, CGM and its affiliates did not receive any brokerage commissions.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3.  Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and mortgage dollar rolls) were as follows:

Purchases:
U.S. government agencies & obligations	$3,093,883
Other investment securities	8,933,751

$12,027,634

Sales:
U.S. government agencies & obligations	$6,441,648
Other investment securities	9,765,802

$16,207,450

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,326,280
Gross unrealized depreciation	(4,621,256)

Net unrealized appreciation	$2,705,024

4.  Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.  Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S.

Notes to Financial Statements

(unaudited) (continued)

government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At June 30, 2004, the Fund held TBA securities with a total cost of $10,622,266.

6.  Mortgage Dollar Roll Transactions

The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. For the six months ended June 30, 2004, the Fund recorded interest income of $158,515 related to such dollar rolls. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

The average monthly balance of mortgage dollar rolls outstanding during the six months ended June 30, 2004 was $9,252,376. At June 30, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $9,599,075.

7.  Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2004, the Fund had loaned securities having a market value of $10,888,428. The Fund received cash collateral amounting to $11,108,641 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2004 was $5,415.

8.  Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2004, the commitment fee allocated to the Fund was $1,783. Since the line of credit was established there have been no borrowings.

9.  Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a distribution fee with respect to its Class II shares calculated at an annual rate of 0.25% of the average daily net assets of the class. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly were $4,118, for Class II shares.

Notes to Financial Statements

(unaudited) (continued)

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

	Class I	Class II
Transfer Agency Service Expenses	$109	$4

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

	Class I	Class II
Shareholder Communication Expenses	$21,198	$801

10.  Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Class I
Net investment income	$20,679	$1,372,789
Net realized gains	150,318	1,044,565

Total	$170,997	$2,417,354

Class II
Net investment income	—	$5,539
Net realized gains	$7,451	24,578

Total	$7,451	$30,117

11.  Capital Stock

At June 30, 2004, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares were as follows:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003*
	Shares	Amount	Shares	Amount
Class I
Shares sold	629,074	$6,927,585	1,048,657	$10,370,738
Shares issued on reinvestment of dividends	15,559	170,997	225,616	2,417,354
Shares reacquired	(1,051,607)	(11,573,842)	(1,506,670)	(14,993,707)

Net Decrease	(406,974)	$(4,475,260)	(232,397)	$(2,205,615)

Class II
Shares sold	227,824	$2,534,901	199,396	$2,090,133
Shares issued on reinvestment of dividends	670	7,451	2,776	30,117
Shares reacquired	(18,942)	(213,507)	(7,032)	(74,116)

Net Increase	209,552	$2,328,845	195,140	$2,046,134

*	For Class II shares, transactions are for the period June 6, 2003 (inception date) to December 31, 2003.

Notes to Financial Statements

(unaudited) (continued)

12.  Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

13.  Subsequent Events

The Board of Directors of the Company has approved an amendment to the Management Contract between the Company, regarding the Fund and SBAM. Effective August 1, 2004, the management fee, which is calculated daily and payable monthly, will be reduced from 0.80% to 0.75% of the Fund’s average daily net assets.

The Board of Directors of the Company has approved an amendment to the Administration Agreement between the Fund and SBFM. Effective August 1, 2004, the Fund will no longer pay an administrative fee. The terms of the amended Administration Agreement are the same in all other material respects as those of the current Administration Agreement.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class I Shares
	2004(1)		2003	2002(2)	2001	2000	1999
Net Asset Value, Beginning of Period	$10.75		$9.53	$10.39	$10.70	$10.23	$10.40

Income (Loss) From Operations:
Net investment income (3)	0.08		0.17	0.19	0.22	0.34	0.24
Net realized and unrealized gain (loss)	0.23		1.35	(0.90)	(0.31)	0.47	(0.16)

Total Income (Loss) From Operations	0.31		1.52	(0.71)	(0.09)	0.81	0.08

Less Distributions From:
Net investment income	(0.00	)*	(0.17)	(0.15)	(0.22)	(0.34)	(0.24)
Net realized gains	(0.02)		(0.13)	—	—	—	(0.00)*
Capital	—		—	—	—	—	(0.01)

Total Distributions	(0.02)		(0.30)	(0.15)	(0.22)	(0.34)	(0.25)

Net Asset Value, End of Period	$11.04		$10.75	$9.53	$10.39	$10.70	$10.23

Total Return (4)	2.90	%‡	15.92%	(6.87)%	(0.80)%	7.90%	0.78%
Net Assets, End of Period (000s)	$87,869		$89,950	$81,976	$37,886	$25,600	$17,584
Ratios to Average Net Assets:
Expenses (3)(5)	0.99	%†	1.00%	1.00%	1.01%	1.00%	1.00%
Net investment income	1.50	†	1.60	1.94	2.43	3.84	3.50
Portfolio Turnover Rate	13	%**	30%	16%	23%	34%	63%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	SBAM has waived all or a part of its management fees for the five years ended December 31, 2003. If such fees were not waived or expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

	Decreases to Net Investment Income Per Share		Expense Ratios (including interest) Without Fee Waivers and/or Expense Reimbursements
2003	$0.00	*	1.01%
2002	0.00	*	1.01
2001	0.01		1.15
2000	0.03		1.34
1999	0.05		1.65

(4)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
*	Amount represents less than $0.01 per share.
**	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 73%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class II Shares
	2004(1)(2)	2003(3)
Net Asset Value, Beginning of Period	$10.87	$10.37

Income From Operations:
Net investment income (4)	0.07	0.03
Net realized and unrealized gain	0.23	0.63

Total Income From Operations	0.30	0.66

Less Distributions From:
Net investment income	—	(0.03)
Net realized gains	(0.02)	(0.13)

Total Distributions	(0.02)	(0.16)

Net Asset Value, End of Period	$11.15	$10.87

Total Return (5)‡	2.75%	6.33%
Net Assets, End of Period (000s)	$4,514	$2,122
Ratios to Average Net Assets†:
Expenses (4)(6)	1.25%	1.25%
Net investment income	1.25	1.25
Portfolio Turnover Rate	13%*	30%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period June 6, 2003 (inception date) to December 31, 2003.
(4)	SBAM has waived a portion of its management fee for the period ended December 31, 2003. If such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been less than $0.01 and 1.29%, respectively.
(5)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
*	Excluding mortgage dollar roll transactions. If mortgage dollar rolls transactions had been included, the portfolio turnover rate would have been 73%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Salomon Brothers Variable Series Funds Inc

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

Chairman

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

President and Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and
Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

ALAN J. Blake

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

John G. Goode

Executive Vice President

Peter J. Hable

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Vice President, Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer*

JOSEPH T. VOLPE

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

*	Chief Compliance Officer as of July 29, 2004.

Investment Manager

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable Total Return Fund

The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable Total Return Fund.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC’s website at www.sec.gov.

399 PARK AVENUE  •  NEW YORK, NEW YORK 10022

04-7040

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date:	September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date:	September 9, 2004

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Variable Series Funds Inc

Date:	September 9, 2004